Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2013
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Jan. 07, 2014
Document Effective Date	Jan. 07, 2014
Prospectus Date	Jan. 07, 2014